Voyage Expenses and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Voyage Expenses
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	Year ended December 31,
Voyage Expenses	2017	2018	2019
Port expenses	2,546,926	2,841,661	3,170,781
Bunkers	6,668,126	11,641,615	8,153,437
Commissions	4,584,612	4,796,483	4,443,642
Other voyage expenses	1,916,873	1,407,416	1,222,661

Total	15,716,537	20,687,175	16,990,521

Vessel Operating Expenses

	Year ended December 31,
Vessels’ Operating Expenses	2017	2018	2019
Crew wages and related costs	37,345,800	36,628,082	30,874,618
Insurance	2,016,647	2,068,485	2,162,523
Repairs and maintenance	6,424,557	7,359,816	5,677,033
Spares and consumable stores	8,508,276	8,907,211	7,783,902
Miscellaneous expenses	5,124,154	5,471,184	3,088,018

Total	59,419,434	60,434,778	49,586,094